Note 3 - Fair Value Measurements 2	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]

3. Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$13,889	$—	$—	$13,889
Total assets measured at fair value	$13,889	$—	$—	$13,889

Liabilities:
Derivative liabilities - royalty agreement	$—	$—	$1,418	$1,418
Convertible notes payable	—	—	13,250	13,250
Total liabilities measured at fair value	$—	$—	$14,668	$14,668

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$7,203	$—	$—	$7,203
Total assets measured at fair value	$7,203	$—	$—	$7,203

Liabilities:
Derivative liabilities - royalty agreement	$—	$—	$1,014	$1,014
Total liabilities measured at fair value	$—	$—	$1,014	$1,014

Money market funds are highly liquid investments and are actively traded. The pricing information on the Company’s money market funds is based on quoted prices in active markets for identical securities. This approach results in a classification of these securities as Level 1 of the fair value hierarchy. Money market funds are cash equivalents and are included in cash and cash equivalents on the Company’s balance sheet as of September 30, 2024 and December 31, 2023.

The Company measures the Convertible Notes and warrant liabilities at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. These valuations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the Convertible Notes and warrant liabilities related to updated assumptions and estimates are recognized within the statements of operations. There were no changes in instrument-specific credit risk for the Notes for the periods ended September 30, 2024.

The fair value of the Convertible Notes and warrant liabilities may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The key assumptions used to determine the fair value of the derivative liabilities – royalty agreement at September 30, 2024 and December 31, 2023 are as follows:

	September 30, 2024	December 31, 2023
Discount rate	24.0%	25.0%
Probability rate of achieving FDA approval of a product	56.6%	50.0%
Expected term to FDA regulatory approval of a product (in years)	2.67	3.50

The following assumptions were used in determining the fair value of the Convertible Notes as of September 30, 2024:

September 30, 2024
Risk-free interest rate	4.40%
Volatility	77.50%
Dividend yield	0.00%
Probability-weighted remaining term (years)	0.5
Stock price	$3.67

The following tables provide reconciliations of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2024 (in thousands):

Derivative Liabilities – Royalty Agreement

	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Balance, beginning of period	$1,343	$1,014
Fair value adjustments	75	404
Balance, end of the period	$1,418	$1,418

Convertible Notes Payable

	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Balance, beginning of period	$10,029	$-
Initial fair value at issuance	-	10,000
Issuance of convertible notes during the period	2,433	2,433
Accrued interest expense	220	249
Fair value adjustments	568	568
Balance, end of the period	$13,250	$13,250

3. Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$7,203	$—	$—	$7,203
Total assets measured at fair value	$7,203	$—	$—	$7,203

Liabilities:
Derivative liabilities – royalty agreement	$—	$—	$1,014	$1,014
Total liabilities measured at fair value	$—	$—	$1,014	$1,014

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$15,203	$—	$—	$15,203
Total assets measured at fair value	$15,203	$—	$—	$15,203

Liabilities:
Derivative liabilities – royalty agreement	$—	$—	$1,499	$1,499
Total liabilities measured at fair value	$—	$—	$1,499	$1,499

Money market funds are highly liquid investments and are actively traded. The pricing information on the Company’s money market funds is based on quoted prices in active markets for identical securities. This approach results in a classification of these securities as Level 1 of the fair value hierarchy. Money market funds are cash equivalents and are included in cash and cash equivalents on the Company’s balance sheet as of December 31, 2023 and 2022.

The key assumptions used to determine the fair value of the derivative liabilities – royalty agreement at December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Discount rate	25.0%	25.0%
Probability rate of achieving FDA approval of a product	50%	50%
Expected term to FDA regulatory approval of a product (in years)	3.50	1.75

The following table provides a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	2023	2022
Derivative liabilities – royalty agreement
Balance at January 1	$1,499	$1,199
Fair value adjustments on derivative liabilities	(485)	300
Balance at December 31	$1,014	$1,499

The derivative liabilities – royalty agreement is classified as long term on the Company’s balance sheets according to the estimated timing of the occurrence of the potential payments.

As discussed in Note 4 below, the Amended Ligand Agreement was initially measured at its estimated fair value. This nonrecurring fair value measurement was based upon Level 3 inputs. The Company estimated the fair value of the royalty agreement liability on the amendment date using a Monte Carlo valuation model. The Company derived risk-adjusted quarterly net sales forecasts by applying a net sales discount rate of 21% to its forecasted net sales over the royalty term, and then simulated the risk-adjusted net sales using a Monte Carlo simulation. Based on the simulated net sales, the Company estimated the royalty payments within each simulation path based on the contractual royalty rates, and then present valued the royalty payments using a discount rate of 22%, which was based on its estimated discrete weighted average cost of capital of 24.5% as of the amendment date, adjusted to reflect the continuously compounded nature of the analysis. The Company then averaged across all simulation paths to derive the fair value of the royalty agreement liability on the date of amendment of $7.8 million.